CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash Flows from Operating Activities
Net Income	$ 42,270	$ 58,642
Reconciliation of Net Income to Net Cash Provided by Operating Activities
Depreciation Expense	43,073	40,468
Equity Loss	3,944	634
Dry-dock Expenditures	(1,430)	(5,610)
Amortization of Deferred Finance Costs	728	614
Deferred Compensation Liability	1,846	(35)
Share-based Compensation	261	309
Other, net	65	96
Changes in Operating Assets and Liabilities:
Accounts Receivables	(1,865)	(3,045)
Accounts Receivables, Related Party	151	57
Inventory	(2,338)	1,681
Prepaid Expenses and Other Current Assets	(537)	(90)
Accounts Payable and Accrued Liabilities	(1,015)	(1,954)
Voyages in Progress	19,325	2,343
Net Cash Provided by Operating Activities	104,478	94,110
Cash Flows from Investing Activities
Investment in Vessels	(81,403)	(308)
Sale of Other Fixed Assets	0	294
Deposits to Seller	(2,724)	(38,400)
Return of Investments	1,204	2,621
Other, net	(65)	0
Net Cash Used in Investing Activities	(82,988)	(35,792)
Cash Flows from Financing Activities
Proceeds from Use of Credit Facility	55,000	0
Credit Facility Costs	(83)	0
Dividends Paid	(76,815)	(53,509)
Net Cash Used in Financing Activities	(21,898)	(53,509)
Net Increase (Decrease) in Cash and Cash Equivalents	(408)	4,808
Effect of Exchange Rate changes on Cash and Cash Equivalents	37	(36)
Cash and Cash Equivalents at the Beginning of Period	29,889	100,735
Cash and Cash Equivalents at the End of Period	29,519	105,508
Cash Paid for Interest, Net of Amounts Capitalized	$ (3,909)	$ (3,821)